INVESTMENTS - Overview (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investment Holdings
Investments	$ 333,443	$ 308,980
Interest and dividends on investments
Taxable interest	6,311	5,750	6,509
Interest exempt from U.S. federal income tax	439	732	683
Dividends	445	437	333
Total interest and dividends	7,195	6,919	7,525
Gross realized investments losses, excluding losses from other-than-temporary impairment
Gross realized investment gains	1,020	1,606	3,663
Gross realized investment losses	(450)	(858)	(412)
Net realized gains (losses)	570	748	3,251
Available-for-sale Securities transferred from Held-to-maturity
Carrying value of HTM securities sold	8	935	2,110
Net realized gain (loss) on sale of held-to-maturity securities	0	(128)	(187)
Carrying value of securities reclassified to available-for-sale	889	989	244
OTTI losses on securities reclassified to available-for-sale	(25)	(156)	(59)
Securities available-for-sale
Amortized cost	299,381	288,567
Gross unrealized gains	2,527	2,028
Gross unrealized losses	1,765	4,084
Fair value	300,143	286,511
Unrealized gains from impact of minority investments and the related allocations and pick up of unrealized gains and losses of AFS securities	27	36
Unrealized loss of fixed income investments that have been in a gross-unrealized-loss position for less than a year	404	1,508
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	1,361	2,576
Mortgage-backed securities - U.S. agency-sponsored
Securities available-for-sale
Amortized cost	35,647	42,494
Gross unrealized gains	603	391
Gross unrealized losses	159	888
Fair value	36,091	41,997
Unrealized loss of fixed income investments that have been in a gross-unrealized-loss position for less than a year	30	533
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	129	355
Mortgage-backed securities - Prime
Securities available-for-sale
Amortized cost	12	33
Gross unrealized gains	0	2
Gross unrealized losses	0	3
Fair value	12	32
Unrealized loss of fixed income investments that have been in a gross-unrealized-loss position for less than a year	0	3
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	0	0
Mortgage-backed securities - Alt-A
Securities available-for-sale
Amortized cost	43	84
Gross unrealized gains	1	10
Gross unrealized losses	0	0
Fair value	44	94
Mortgage-backed securities - Subprime
Securities available-for-sale
Amortized cost	0	12
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Fair value	0	12
Mortgage-backed securities - Non-U.S. residential
Securities available-for-sale
Amortized cost	8,247	9,976
Gross unrealized gains	67	95
Gross unrealized losses	7	4
Fair value	8,307	10,067
Unrealized loss of fixed income investments that have been in a gross-unrealized-loss position for less than a year	3	4
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	4	0
Mortgage-backed securities - Commercial
Securities available-for-sale
Amortized cost	551	455
Gross unrealized gains	6	6
Gross unrealized losses	3	8
Fair value	554	453
Unrealized loss of fixed income investments that have been in a gross-unrealized-loss position for less than a year	1	6
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	2	2
Mortgage-backed securities
Securities available-for-sale
Amortized cost	44,500	53,054
Gross unrealized gains	677	504
Gross unrealized losses	169	903
Fair value	45,008	52,655
Unrealized loss of fixed income investments that have been in a gross-unrealized-loss position for less than a year	34	546
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	135	357
U.S. Treasury
Securities available-for-sale
Amortized cost	110,492	68,891
Gross unrealized gains	353	476
Gross unrealized losses	127	147
Fair value	110,718	69,220
Unrealized loss of fixed income investments that have been in a gross-unrealized-loss position for less than a year	119	133
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	8	14
Agency obligations
Securities available-for-sale
Amortized cost	12,925	18,320
Gross unrealized gains	60	123
Gross unrealized losses	13	67
Fair value	12,972	18,376
Unrealized loss of fixed income investments that have been in a gross-unrealized-loss position for less than a year	9	66
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	4	1
U.S. Treasury and federal agency securities
Securities available-for-sale
Amortized cost	123,417	87,211
Gross unrealized gains	413	599
Gross unrealized losses	140	214
Fair value	123,690	87,596
Unrealized loss of fixed income investments that have been in a gross-unrealized-loss position for less than a year	128	199
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	12	15
State and municipal securities
Securities available-for-sale
Amortized cost	13,526	20,761
Gross unrealized gains	150	184
Gross unrealized losses	977	2,005
Fair value	12,699	18,940
Unrealized loss of fixed income investments that have been in a gross-unrealized-loss position for less than a year	15	29
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	962	1,976
Foreign government
Securities available-for-sale
Amortized cost	90,249	96,608
Gross unrealized gains	734	403
Gross unrealized losses	286	540
Fair value	90,697	96,471
Unrealized loss of fixed income investments that have been in a gross-unrealized-loss position for less than a year	147	477
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	139	63
Corporate
Securities available-for-sale
Amortized cost	12,033	11,039
Gross unrealized gains	215	210
Gross unrealized losses	91	119
Fair value	12,157	11,130
Unrealized loss of fixed income investments that have been in a gross-unrealized-loss position for less than a year	63	108
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	28	11
Asset-backed securities
Securities available-for-sale
Amortized cost	12,534	15,352
Gross unrealized gains	30	42
Gross unrealized losses	58	120
Fair value	12,506	15,274
Unrealized loss of fixed income investments that have been in a gross-unrealized-loss position for less than a year	13	57
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	45	63
Other debt securities
Securities available-for-sale
Amortized cost	661	710
Gross unrealized gains	0	1
Gross unrealized losses	0	0
Fair value	661	711
Debt securities
Securities available-for-sale
Amortized cost	296,920	284,735
Gross unrealized gains	2,219	1,943
Gross unrealized losses	1,721	3,901
Fair value	297,418	282,777
Percentage of fixed income investments in gross unrealized loss position for less than Year	92.00%
Percentage of fixed income investments in gross-unrealized-loss position for a year or more	95.00%
Equity securities
Securities available-for-sale
Amortized cost	2,461	3,832
Gross unrealized gains	308	85
Gross unrealized losses	44	183
Fair value	2,725	3,734
Unrealized loss of fixed income investments that have been in a gross-unrealized-loss position for less than a year	4	92
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	40	91
Fixed income securities
Securities available-for-sale
Unrealized loss of fixed income investments that have been in a gross-unrealized-loss position for less than a year	400
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer	1,321
Mortgage securitizations - Non-agency-sponsored
Securities available-for-sale
Fair value	8,917
Securities available-for-sale (AFS)
Investment Holdings
Investments	300,143	286,511
Securities available-for-sale
Number of investments exceeded their fair value	7,600
Held-to-maturity Securities
Investment Holdings
Investments	23,921	10,599
Non-marketable equity securities | Fair value
Investment Holdings
Investments	2,758	4,705
Non-marketable equity securities | Carried at cost
Investment Holdings
Investments	$ 6,621	$ 7,165